Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Share-based payments
Schedule of assumptions used in determining the fair value of the share options

:

Assumptions	2017
Expected dividend yield	0%
Risk-free interest rate	1.96%
Expected volatility	61.0%
Expected life	5 years
Exercise multiples	2.80 times
Weighted average fair value of underlying ordinary shares (US$/share)	25.09

Schedule of share option movements

			Weighted			Weighted
		Weighted	average		Weighted	average
		average	remaining		average	intrinsic
		exercise	contractual		fair value	value	Aggregate
	Options	price per	years to expiry		at grant	per	intrinsic
	outstanding	share	per share		date	option	value
		US$			US$	US$	US$
As of January 1, 2016	2,436,871	1.33	5.89	years
Exercised	(560,930)	1.53	4.61	years
Forfeited	(3,000)	2.50	4.92	years
Outstanding as of December 31, 2016	1,872,941	0.78	4.97	years
Granted	1,320,000	68.35	4.00	years
Exercised	(454,708)	1.95	3.75	years
Outstanding as of December 31, 2017	2,738,233	33.50	4.14	years
Exercised	(356,736)	1.65	2.77	years
Outstanding as of December 31, 2018	2,381,497	26.61	3.05	years
Non-vested as of December 31, 2018	687,500
Options vested and expected to vest as of December 31, 2018	2,381,497	26.61	3.05	years	17.76	27.98	66,644,636
Exercisable as of December 31, 2018	1,693,997	18.21	3.07	years	9.58	36.39	61,644,292

Schedule of non-vested shares movement

Non-vested shares
outstanding
Outstanding as of January 1, 2016	2,094,709
Granted	1,815,919
Vested	(1,119,032)
Forfeited	(371,731)
Outstanding as of December 31, 2016	2,419,865
Granted	2,900,580
Vested	(925,623)
Forfeited	(464,564)
Outstanding as of December 31, 2017	3,930,258
Granted	1,102,576
Vested	(1,322,560)
Forfeited	(786,772)
Outstanding as of December 31, 2018	2,923,502

Schedule of share-based compensation expenses

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Fulfillment expenses	(38,428)	(73,235)	(73,151)
Marketing expenses	(38,459)	(40,364)	(41,063)
Technology and content expenses	(183,122)	(206,073)	(203,594)
General and administrative expenses	(215,644)	(347,426)	(353,402)
	(475,653)	(667,098)	(671,210)